Common Stock	12 Months Ended
Dec. 31, 2014
Common Stock

10. Common Stock

On February 15, 2013, the Company entered into an agreement with affiliates of WL Ross & Co L.L.C., Mr. David Butters, Chief Executive Officer of the Company, and a third party to subscribe for shares of common stock to the value of $75,000,000. 7,500,000 shares were issued, and funds were received by the Company on February 25, 2013.

The number of shares of common stock outstanding reflects a 3-for-1 stock split that was effected on October 29, 2013. All references in these consolidated financial statements to the number of common shares, price per share and weighted average number of common shares outstanding prior to the 3-for-1 stock split have been adjusted to reflect this stock split on a retroactive basis, unless otherwise noted.

On November 26, 2013, the Company completed its initial public offering of 13,800,000 shares of its common stock at $19.00 per share, including the full exercise by the underwriters of their option to purchase an additional 1,800,000 shares of common stock from the selling stockholders. Navigator offered 9,030,000 shares of common stock and certain selling shareholders offered 4,770,000 shares of common stock. Net proceeds received by the company from the sale of 9,030,000 shares of its common stock were approximately $156,400,000, after deducting underwriting discounts and expenses.

The calculation of both basic and diluted number of weighted average outstanding shares of:

	December 31, 2013	December 31, 2014
Basic weighted average number of shares	46,031,386	55,336,402
Effect of dilutive potential share options:	—	147,076
Diluted weighted average number of shares	46,031,386	55,483,478

On April 14, 2014 the Company granted 197,055 share options under the 2013 Plan and on October 14, 2014 the Company granted a further 30,000 share options under the 2013 Plan to officers and employees of the Company, 4,000 of these share option were forfeited during the year. The dilutive effect of 147,076 share options for the year ended At December 31, 2014 is related to 223,055 of unvested share options granted during the year.

The shares of the Company’s common stock began trading on the New York Stock Exchange on November 21, 2013, under the ticker symbol “NVGS.”